Retirement Plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Savings Plan
Defined Contribution Plan Disclosure [Line Items]
Employer contribution amount to plan	$ 0	$ 0	$ 0
Denmark, UK, Netherlands, and South Korea Employees Defined Contribution Plan
Defined Contribution Plan Disclosure [Line Items]
Multiemployer plan, employer contribution, cost	$ 5,200,000	$ 4,100,000	$ 3,200,000